Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	₩ 479,020,981	₩ 450,329,069
Due from banks and loans
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	296,441,837	276,377,243
Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	13,373,140	13,922,969
Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	124,868,554	115,972,280
Government
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	14,442,747	11,776,346
Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	123,637,882	116,001,132
Card receivable
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	20,119,514	18,704,516
Trading assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	23,829,943	22,638,409
Financial assets designated at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	2,344,701	2,228,186
AFS financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	37,186,552	32,822,071
HTM financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	24,990,680	19,805,084
Derivative assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	3,400,178	3,002,859
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	12,041,304	13,975,889
Financial guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	3,267,707	3,424,022
Loan commitments and other
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	₩ 75,518,079	₩ 76,055,306

[1]	The maximum exposure amounts for due from banks, loans and other financial assets are measured as net of allowances.